Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 374,328	$ 1,142,429
Accounts receivable-trade, net of allowance for doubtful accounts and sales returns of $40,000 and $10,000 at June 30, 2012 and December 31, 2011, repsectively	1,749,711	3,112,960
Inventories	3,360,415	3,138,617
Prepaid expenses and other current assets	110,632	152,444
Deferred taxes		287,056
Total current assets	5,595,086	7,833,506
Property and equipment:
Production equipment	7,276,295	7,128,202
Furniture and office equipment	353,780	353,781
Leasehold improvements	735,099	735,099
Total property and equipment cost	8,365,174	8,217,082
Accumulated depreciation and amortization	(6,552,232)	(6,154,193)
Construction in progress	292,923	244,156
Net property and equipment	2,105,865	2,307,045
Deferred taxes, non-current portion	2,079,817	1,193,761
Total assets	9,780,768	11,334,312
Current liabilities:
Accounts payable	980,866	1,463,997
Accrued expenses	512,391	660,031
Current portion of obligations under capital leases	142,348	208,504
Total current liabilities	1,635,605	2,332,532
Obligations under capital leases less current portion	127,751	199,738
Total liabilities	1,763,356	2,532,270
Stockholders` equity:
Common stock, $0.01 par value, authorized 15,000,000 shares; issued 12,927,942 and 12,865,659 shares; at June 30, 2012 and December 31, 2011, respectively	129,279	129,220
Additional paid-in capital	33,692,266	33,569,896
Accumulated deficit	(25,669,818)	(24,762,759)
Less cost of 56,283 common shares repurchased	(134,315)	(134,315)
Total stockholders` equity	8,017,412	8,802,042
Total liabilities and stockholders' equity	$ 9,780,768	$ 11,334,312